Cover	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2025
Entity File Number	001-35182
Entity Registrant Name	AMPIO PHARMACEUTICALS, INC.
Entity Central Index Key	0001411906
Entity Tax Identification Number	26-0179592
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	C/o Michael A. Martino
Entity Address, Address Line Two	PO Box 141
Entity Address, City or Town	Brush Praire
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98606-9597
City Area Code	720
Local Phone Number	437-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false